Significant events for the years ended December 31, 2022, 2023 and 2024 and subsequent events - For the year ended 2022 (Details) € / shares in Units, € in Thousands, $ in Millions								1 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended				121 Months Ended
	Oct. 24, 2023 EUR (€) € / shares shares	Oct. 24, 2023 USD ($) shares	Feb. 22, 2023 € / shares shares	Oct. 11, 2022 EUR (€)	Sep. 07, 2022 € / shares shares	Sep. 02, 2022 EUR (€) transaction € / shares shares	Dec. 01, 2021 EUR (€)	Feb. 23, 2024 EUR (€)	Aug. 31, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 12, 2022	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€) € / shares	Nov. 19, 2024 € / shares	May 24, 2023 € / shares	Apr. 01, 2022 EUR (€)	Nov. 25, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Cash advances and loans made to (reimbursed from) hospitals												€ 0	€ 0	€ (3,302)
Capital increases	€ 223,300	$ 235.8										€ 0	€ 353,377	€ 46,231		€ 557,200
Capital increase from issuance of ordinary shares (in shares) | shares	20,325,500	20,325,500	20,000,000		5,530,000								40,325,500	5,530,000
Par value per share (in euro per share) | € / shares	€ 0.01		€ 0.01		€ 0.01							€ 0.01	€ 0.01	€ 0.01		€ 0.01	€ 0.01	€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares			€ 6.50		€ 8.36
Net proceeds from sale of royalty certificates						€ 2,931						€ 0	€ 0	€ 2,931		€ 2,900
Royalty certificate, percentage of future sales						2.00%
Royalty certificate, maximum amount						€ 172,000
Share issue related cost													28,111	3,280
Cash advances and loans made to CRO				€ 12,187				€ 5,538		€ 1,620		231	1,620	12,187
Advances related to CRO contracts												4,929	12,172	10,471		€ 12,172
€49.2 million cross-over financing, september 2022
Disclosure of detailed information about borrowings [line items]
Financial agreement, amount						€ 49,200
Financial agreement, number of transactions | transaction						2
Capital increases						€ 46,200
Capital increase from issuance of ordinary shares (in shares) | shares						5,530,000
Par value per share (in euro per share) | € / shares						€ 0.01
Equity issuance, percentage of current share capital			89.60%			33.00%
Equity issuance, subscripion price per share (in euro per share) | € / shares						€ 8.36
Net proceeds from sale of royalty certificates						€ 2,900
Royalty certificate, percentage of future sales						2.00%
Royalty certificate, maximum amount						€ 172,000
€49.2 million cross-over financing, september 2022 | Share premium
Disclosure of detailed information about borrowings [line items]
Share issue related cost						€ 3,300
Research agreement with University Hospital Center of Nice
Disclosure of detailed information about borrowings [line items]
Cash advances and loans made to (reimbursed from) hospitals									€ (3,302)						€ 4,000
Other expenses														698
AGA 2021
Disclosure of detailed information about borrowings [line items]
Compensation expenses														1,026
Social taxes related to AGAs														205
Wittycel SAS
Disclosure of detailed information about borrowings [line items]
Impairment loss recognised in profit or loss, goodwill														13,586
Impairment												€ 0	€ 0	45
Intangible assets with indefinite useful life														€ 0
Prosynergia
Disclosure of detailed information about borrowings [line items]
Loan granted							€ 1,400
Prosynergia
Disclosure of detailed information about borrowings [line items]
Cash prepayment made in 2021																			€ 325	€ 325
Cash payment made in 2022																			2,925
Earn-out, maximum amount																			4,000
Loan granted to Prosynergia in 2021																			€ 1,400
Prosynergia
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary											100.00%